Non-Controlling Interest (NCI) - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 Exchange_Rate	Dec. 31, 2022 Exchange_Rate	Feb. 26, 2024 Exchange_Rate	Sep. 13, 2023 USD ($)	Sep. 13, 2023 MXN ($)	Mar. 13, 2022 USD ($)	Mar. 13, 2022 MXN ($)	Dec. 31, 2021 Exchange_Rate	Apr. 20, 2015	Feb. 24, 2006
Non Controlling Interest [Line Items]
Percentage of common stock voting										85.00%
Name of acquiree	Desarrollo De Concesiones Aeroportuarias SL (DCA)
Description of how acquirer obtained control of acquiree		On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is held by Vantage, as a non-controlling shareholder.
Dividend payment from retained earnings				$ 30,000		$ 30,000
Closing exchange rate | Exchange_Rate	16.8935	19.3615	17.121					20.5835
MBJA [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree									74.50%
Vantage Airport Group Limited [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree									25.50%
Dividend payment from retained earnings				7,650	$ 135,913	7,650	$ 153,959,000
Closing exchange rate					17.5033		20.1254
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
Percentage of common stock voting									100.00%
Dividend payment from retained earnings				$ 22,350	$ 391,199,000	$ 22,350	$ 449,803,000
Closing exchange rate					17.5033		20.1254